Income Taxes - Unrecognized Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Beginning Balance	$ 18,945	$ 47,949	$ 38,425
Increases related to prior year tax positions		2,505	5,835
Increases related to current year tax positions	5,902	1,259	11,882
Decreases related to settlements with taxing authorities	(228)	(31,111)	(8,193)
Decreases related to prior year tax positions		(1,657)
Decreases related to current year tax positions	(4,599)
Ending Balance	$ 20,020	$ 18,945	$ 47,949